Commitments and Contingencies (Commitments) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	64,384
2015	45,549
2016	35,033
2017	13,766
2018 and thereafter	0
Total	158,732
Rental [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	35,018
2015	33,854
2016	32,526
2017	13,687
2018 and thereafter	0
Total	115,085
Bandwidth Purchases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	11,576
2015	63
2016	0
2017	0
2018 and thereafter	0
Total	11,639
Cooperation with Phoenix TV Group [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	3,906	[1]
2015	4,883	[1]
2016	1,526	[1]
2017	0	[1]
2018 and thereafter	0	[1]
Total	10,315	[1]
Content Purchases [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	11,143
2015	6,373
2016	871
2017	79
2018 and thereafter	0
Total	18,466
Property and Equipment, and Intangible Assets [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	286
2015	0
2016	0
2017	0
2018 and thereafter	0
Total	286
Others [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
2014	2,455
2015	376
2016	110
2017	0
2018 and thereafter	0
Total	2,941

[1]	The Group and Phoenix TV Group have been involved in various cooperation arrangements, including content sharing, branding and co-promotion, technical support and corporate management (Refer to Note 2(a)). There was no payment for these arrangements until November 2009 when a cooperation agreement was signed between Phoenix TV and the Group to stipulate the cost and expenses charged to the Group for the year 2010 and going forward. Based on the agreement, the Group will pay Phoenix TV 50% of revenue generated from certain contents provided by Phoenix TV Group, plus a fixed amount of payment to cover other services provided by Phoenix TV Group. The fixed amount was RMB1.6 million for the first year of the agreement, and increases by 25% annually. On March 28, 2011, Phoenix TV and the Group amended their cooperation agreement to extend the expiration of cooperation period from November 2014 to March 2016. The consideration arrangements for the cooperation remained unchanged. This fixed amount has been included in above table as a commitment to Phoenix TV Group.